TRADE AND OTHER RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2018
Trade and other receivables [abstract]
Schedule of trade and other receivables

	December 31, 2018	December 31, 2017
	$	$
Trade receivables	11,287	14,848
Value added tax receivables (note 11)	12,811	7,004
Prepayments and deposits	10,880	8,875
Income tax receivable	2,947	1,213
Other taxes receivable	4,274	4,824
Other receivables	642	1,288
	42,841	38,052